MASTER TRUST - Schedule of Master Trust Net Assets (Details) - EBP 015 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Accrued interest & dividends	$ 6,248	$ 0
Due from broker for securities sold	271	0
Total receivables	153,621	145,570
Total assets	17,984,861	16,316,786
Due to broker for securities purchased	226	0
Total liabilities	3,428	3,352
Net assets available for benefits	$ 17,981,433	16,313,434
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value		14,914,440
Synthetic guaranteed investment contracts		1,304,902
Accrued interest & dividends		5,567
Due from broker for securities sold		726
Total receivables		6,293
Total assets		16,225,635
Due to broker for securities purchased		1,281
Total liabilities		1,281
Net assets available for benefits		16,224,354
Master Trust Balances | Brokerage window account
EBP, Master Trust [Line Items]
Total investments at fair value		917,574
Master Trust Balances | L3Harris common stock
EBP, Master Trust [Line Items]
Total investments at fair value		1,351,012
Master Trust Balances | Common/collective trust fund
EBP, Master Trust [Line Items]
Total investments at fair value		12,645,854
Plan’s interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value		14,865,587
Synthetic guaranteed investment contracts		1,300,629
Accrued interest & dividends		5,549
Due from broker for securities sold		723
Total receivables		6,272
Total assets		16,172,488
Due to broker for securities purchased		1,272
Total liabilities		1,272
Net assets available for benefits		16,171,216
Plan’s interest in Master Trust Balances | Brokerage window account
EBP, Master Trust [Line Items]
Total investments at fair value		916,557
Plan’s interest in Master Trust Balances | L3Harris common stock
EBP, Master Trust [Line Items]
Total investments at fair value		1,341,277
Plan’s interest in Master Trust Balances | Common/collective trust fund
EBP, Master Trust [Line Items]
Total investments at fair value		$ 12,607,753